Loss before income tax	6 Months Ended
Dec. 31, 2024
Disclosure Of Loss Before Income Tax [Abstract]
Loss before income tax	Loss before income tax

		Six Months Ended December 31,
(in U.S. dollars, in thousands)	Note	2024	2023
Revenue
Commercialization revenue		3,156	3,388
Total Revenue		3,156	3,388

Clinical trial and research & development		(3,266)	(2,045)
Manufacturing production & development	6(d)(iii)	16,654	(5,484)

Employee benefits
Salaries and employee benefits		(10,139)	(10,096)
Defined contribution superannuation expenses		(199)	(199)
Equity settled share-based payment transactions(1)		(15,172)	(2,195)
Total Employee benefits		(25,510)	(12,490)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(171)	(281)
Right of use asset amortization		(1,006)	(1,420)
Intellectual property amortization		(906)	(742)
Total Depreciation and amortization of non-current assets		(2,083)	(2,443)

Other Management & administration expenses
Overheads & administration		(4,183)	(4,594)
Consultancy		(848)	(1,285)
Legal and other professional fees		(2,440)	(1,124)
Intellectual property expenses (excluding the amount amortized above)		(1,421)	(1,410)
Total Other Management & administration expenses		(8,892)	(8,413)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(e)(iii)	(4,303)	(337)
Total Fair value remeasurement of contingent consideration		(4,303)	(337)

Fair value remeasurement of warrant liability
Remeasurement of warrant liability	5(e)(vi)	(11,978)	4,434
Total Fair value remeasurement of warrant liability		(11,978)	4,434

Other operating income and expenses
Interest revenue		435	903
Foreign exchange (losses)/gains		(630)	165
Foreign withholding tax paid		(480)	—
Government grant income		2	—
Total Other operating income and expenses		(673)	1,068

Finance (costs)/gains
Remeasurement of borrowing arrangements		(31)	(120)
Facility Fee		(106)	—
Interest expense		(10,690)	(10,199)
Total Finance costs		(10,827)	(10,319)

Total loss before income tax		(47,722)	(32,641)
(1)Share-based payment transactions
In August 2024, the compensation structure for short-term incentives was revised providing all employees with the choice to elect into receiving an option grant in lieu of cash payment of their short-term incentive entitlements pertaining to the years ended June 30, 2023 and 2024. This revised structure enabled the Group to avoid a $6.7 million cash payment of short-term incentives. The options granted in lieu of cash resulted in a $8.3 million increase in share-based payment expenses. For the six months ended December 31, 2024 and 2023, the share-based payment transactions have been reflected in the Consolidated Income Statement functional expense categories as follows:

	Six Months Ended December 31,
(in U.S. dollars)	2024	2023
Research and development	8,180,398	1,104,007
Manufacturing and commercialization	661,392	48,064
Management and administration	6,330,095	1,043,365
Equity settled share-based payment transactions	15,171,885	2,195,436
Revenue recognition
Grünenthal arrangement
In September 2019, the Group entered into a strategic partnership with Grünenthal for the development and commercialization in Europe and Latin America of the Group’s allogeneic mesenchymal precursor cell (“MPC”) product, MPC-06-ID, receiving exclusive rights to the Phase 3 allogeneic product candidate for the treatment of low back pain due to degenerative disc disease.
The Group received a non-refundable upfront payment of $15.0 million in October 2019, on signing of the contract with Grünenthal. The Group received a milestone payment in December 2019 of $2.5 million in relation to meeting a milestone event as part of the strategic partnership with Grünenthal.
In June 2022, the Group amended the strategic partnership with Grünenthal and is eligible to receive payments up to US$112.5 million prior to product launch, inclusive of US$17.5 million already received, if certain clinical and regulatory milestones are satisfied and reimbursement targets are achieved. Cumulative milestone payments could reach US$1 billion depending on the final outcome of Phase 3 studies and patient adoption. The Group will also receive tiered double-digit royalties on product sales as per the agreement.
The $2.5 million milestone payment received in December 2019 from Grünenthal was considered deferred consideration as of December 31, 2024, as the performance obligation has not been met. For the six months ended December 31, 2024 and 2023, respectively, no milestone revenue was recognized in relation to this strategic partnership with Grünenthal.
Tasly arrangement
In July 2018, the Group entered into a strategic alliance with Tasly Pharmaceutical Group (“Tasly”) for the development, manufacture and commercialization in China of the Group’s allogeneic mesenchymal precursor cell (“MPC”) products, MPC-150-IM and MPC-25-IC. Tasly received all exclusive rights for MPC-150-IM and MPC-25-IC in China and Tasly will fund all development, manufacturing and commercialization activities in China.
The Group received a $20.0 million up-front technology access fee from Tasly upon closing of this strategic alliance in October 2018. The Group recognized $10.0 million from this $20.0 million up-front technology access fee at closing in October 2018 and the remaining $10.0 million was recognized in revenue in February 2020. The Group is also entitled to receive $25.0 million on product regulatory approvals in China, double-digit escalating royalties on net product sales and up to six escalating milestone payments when the product candidates reach certain sales thresholds in China.
For the six months ended December 31, 2024 and 2023, respectively, no revenue was recognized in relation to this strategic alliance with Tasly.
TiGenix arrangement
In December 2017, the Group entered into a patent license agreement with TiGenix NV (“TiGenix”), now a wholly owned subsidiary of Takeda Pharmaceutical Company Limited (“Takeda”), which granted Takeda exclusive access to certain of our patents to support global commercialization of the adipose-derived mesenchymal stem cell (“MSC") product, Alofisel® a registered trademark of TiGenix, previously known as Cx601, for the local treatment of fistulae. The agreement includes the right for Takeda to grant sub-licenses to affiliates and third parties.
As part of the agreement, the Group received a $5.9 million (€5.0 million) before withholding tax as a non-refundable up-front payment, a further payment of $5.9 million (€5.0 million) before withholding tax 12 months after the patent license agreement date, and a further $1.2 million (€1.0 million) product regulatory milestone payment in the year ended June 30, 2022. The Group is entitled to further payments up to €9.0 million when Takeda reaches certain product regulatory milestones. Additionally, the Group receives single digit royalties on net sales of Alofisel®.
For the six months ended December 31, 2024 and 2023, the Group earned $0.1 million and $0.2 million, respectively, of royalty income on sales of Alofisel® in Europe by our licensee Takeda.
For the six months ended December 31, 2024 and 2023, respectively, no milestone revenue was recognized in relation to the Group's patent license agreement with Takeda.
JCR arrangement
In October 2013, the Group acquired all of the culture-expanded, MSC-based assets from Osiris Therapeutics, Inc. These assets included assumption of a collaboration agreement with JCR, a research and development oriented pharmaceutical company in Japan. Revenue recognized under this agreement is limited to the amount of cash received or for which the Group is entitled, as JCR has the right to terminate the agreement at any time.
Under the JCR Agreement, JCR is responsible for all development and manufacturing costs including sales and marketing expenses. Under the JCR Agreement, JCR has the right to develop our MSCs in two fields for the Japanese market: exclusive in conjunction with the treatment of hematological malignancies by the use of hematopoietic stem cells derived from peripheral blood, cord blood or bone marrow, or the First JCR Field; and non-exclusive for developing assays that use liver cells for non-clinical drug screening and evaluation, or the Second JCR Field. With respect to the First JCR Field, the Group are entitled to payments when JCR reaches certain commercial milestones and to escalating double-digit royalties in the twenties. These royalties are subject to possible renegotiation downward in the event of competition from non-infringing products in Japan. With respect to the Second JCR Field, the Group are entitled to an approximately 50% profit share. The Group expanded our partnership with JCR in Japan for two new indications: for wound healing in patients with Epidermolysis Bullosa (“EB”) in October 2018, and for neonatal hypoxic ischemic encephalopathy (“HIE”), a condition suffered by newborns who lack sufficient blood supply and oxygen to the brain, in June 2019. The Group will receive royalties on TEMCELL product sales for licensed indications, if and when JCR begins selling TEMCELL for such indications in Japan. The Group applies the sales-based and usage-based royalty exception for licenses of intellectual property and therefore recognizes royalty revenue at the later of when the subsequent sale or usage occurs and the associated performance obligation has been satisfied.
In the six months ended December 31, 2024, the Group recognized $3.0 million in commercialization revenue relating to royalty income earned on sales of TEMCELL in Japan by our licensee JCR, compared with $3.2 million for the six months ended December 31, 2023. These amounts were recorded in revenue as there are no further performance obligations required in regard to these items.